Deposits, Advances and Prepayments (Tables)	12 Months Ended
Dec. 31, 2024
Deposits, Advances and Prepayments [Abstract]
Schedule of Deposits, Advances and Prepayments
	2024	2023
	€’000	€’000
Deposits and advances	509	-
Other prepayments	239	-
	748	-